Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
13. COMMITMENTS AND CONTINGENCIES

Leases

The Company leases certain facilities and equipment under operating lease arrangements. Aggregate minimum rental commitments at December 31, 2012, for all noncancelable operating leases with an initial lease term greater than one year for the years ending December 31 are as follows: 2013, $7.3 million; 2014, $5.4 million; 2015, $3.9 million; 2016, $1.7 million; 2017, $1.0 and $0.5 million thereafter.

Rent expense totaled $10.8 million, $11.7 million and $10.4 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Commercial Litigation

Cherry Blossom Litigation

Cherry Blossom LLC, a Traverse City, Michigan, contractor that had produced cherry products for the Company, ceased operations in May 2009. At the time, Cherry Blossom had physical possession of brined cherries belonging to the Company with a book value of approximately $0.5 million. Despite the Company's demands, Cherry Blossom refused to permit the Company to take possession of the cherries for processing elsewhere.

In June 2009, the Company sued Cherry Blossom in the Circuit Court of Grand Traverse County, Michigan, seeking an order for return of the cherries. Cherry Blossom's asset based lender, Crossroads Financial (which claimed to be owed $1.4 million) ("Crossroads"), intervened and claimed a senior lien on the cherries. The Circuit Court denied the Company's request for immediate possession and permitted Cherry Blossom to retain and process the cherries. The Circuit Court later held that Crossroads had a senior lien on the cherries and was entitled to receive the proceeds from the sale of the cherries. The Circuit Court also denied the Company's cross claims against Crossroads to recoup certain overpayments that the Company made to Cherry Blossom/Crossroads and to recoup payments made by the Company to the United States Department of Labor on Cherry Blossom's/Crossroads' behalf. The Company has appealed these adverse decisions of the Circuit Court.

Crossroads asserted a claim against the Company for money damages in an undetermined amount. Crossroads claimed that it has a lien on all of Cherry Blossom's accounts receivable from the Company and that the Company had performed a number of offsets against its accounts payable to Cherry Blossom in derogation of Crossroads' rights as lienholder. The Circuit Court denied Crossroads' claims for money damages against the Company. Crossroads has appealed this adverse decision of the Circuit Court.

The Company and Crossroads completed briefing on their respective appeals on January 6, 2012. The Company has requested oral argument on its appeal. To date, the appellate court has not yet decided whether to grant oral argument, and if so, when argument will take place.

Cherry Blossom counterclaimed against the Company, alleging that Cherry Blossom had purchased exclusive rights to certain proprietary cherry processing formulas used in the Company's cherry product. Cherry Blossom sought a preliminary injunction against the Company's delivery of copies of the formulas to any third party. The Court denied Cherry Blossom's motion regarding the formulas and eventually dismissed Cherry Blossom's claims. The Company also initiated a suit against Cherry Blossom in the United States District Court for the Western District of Michigan seeking a declaratory judgment that the Company has the right to use the cherry processing formulas. Because Cherry Blossom subsequently filed a petition in bankruptcy, the Federal District Court closed the matter. This closing was for administrative purposes only and did not constitute a decision on the merits.

Christopher Hubbell, a principal of Cherry Blossom, has personally filed a petition for bankruptcy. The Company originally opposed the bankruptcy petition to the extent  Mr. Hubbell sought a discharge of the Company's alleged damages arising from his own fraudulent acts connected to Cherry Blossom's granting of an allegedly superior interest in the Company's cherries to Crossroads. The Company and Hubbell filed a joint motion to dismiss the Company's claims against Hubbell without prejudice pending the Michigan state court action. The Bankruptcy Court granted the motion. Under the terms of the dismissal, if the state courts determine that the Company is liable to Crossroads, the Company will have 60 days to reopen the adversary proceeding and pursue its claims against Hubbell. If the state courts determine that the Company is not liable to Crossroads, the dismissal shall be deemed with prejudice.

Daito Kasei Kogyo Co. Ltd. v. Sensient Cosmetic Technologies SAS

In 1992 Sensient Cosmetic Technologies SAS ("SCT") and Daito Kasei Kogyo Co., Ltd. ("Daito") entered into a distribution agreement pursuant to which SCT became the exclusive distributor in Europe of coloring agents and ingredients manufactured in Japan by Daito and, in turn, Daito became the exclusive distributor in Japan of certain products produced in France by SCT. By 2008, the sale of Daito products represented €4 million of SCT's sales.  In contrast, Daito's sales of SCT's products in Japan amounted to only €0.4 million in 2008. The agreement was entered into for an initial period to end on December 31, 1993, and was tacitly renewed for two-year periods through December 31, 2009, subject to a requirement of six months' notice for termination.

On July 7, 2009, Daito notified SCT of its decision to terminate SCT's distributorship in Europe, with effect as of February 10, 2010. SCT informed Daito that the notice of termination was insufficient in light of the lengthy commercial relationship between the parties. Daito eventually ostensibly agreed to extend the notice period but the commercial relationship did not function as it had in the past. On August 10, 2010, SCT filed a complaint before the Paris Commercial Court alleging that Daito wrongfully terminated its long-standing established commercial relationship with SCT, that SCT should have been given a notice period of thirty-six months in light of the twenty-year relationship between the parties and that Daito should pay damages to SCT of over €3.8 million.

On January 26, 2011, Daito filed a response in a hearing of the Court in which it denied any liability for SCT's claims and asserted counter-claims of €1.6 million for unlawful termination of Daito's distributorship in Japan, unlawful termination of an alleged "agency contract" in Japan and SCT's cancellation of certain Daito orders in October 2010.

At a hearing on May 4, 2011, Daito's counsel indicated that she would no longer represent Daito in this case due to a conflict of interest. On September 14, 2011, new counsel appeared for Daito at a hearing and filed slightly amended pleadings contending that SCT had not suffered any loss as a result of the termination. SCT responded to the amended pleadings confirming the extent of its losses at a hearing on November 9, 2011. At a hearing on February 1, 2012, SCT re-asserted its claims against Daito and again requested dismissal of Daito's counter-claims. Alternatively, SCT requested that the Court sever the proceedings by separating Daito's counter-claims from SCT's claim and in addition find that Japanese law is applicable to the counter-claims. In submissions filed on April 11 and July 4, 2012, the parties re-affirmed their respective positions.

On December 7, 2012, the parties entered into a Settlement Agreement pursuant to which all claims and counter-claims were dismissed and the litigation was terminated in exchange for mutual releases and a payment by Daito to SCT.

Vega v. Sensient Dehydrated Flavors LLC

On January 3, 2013, Thomas Vega, a current employee, filed (but did not serve) a Class Action Complaint in San Francisco County Superior Court against Sensient Dehydrated Flavors LLC.  On February 11, 2013, Vega filed and served a First Amended Complaint ("Complaint") against the Company and a Company supervisor. Vega alleges that the Company failed to provide alleged class members with meal periods, compensation for the alleged absence of meal periods, and accurate wage statements, in violation of the California labor code. The alleged class includes all employees paid on an hourly basis and all forklift operators. The Complaint seeks damages, back wages, injunctive relief, penalties, interest, and attorneys' fees for the members of the alleged class. The Complaint alleges that the total damages and costs "do not exceed a[n] aggregate of $4,999,999.99."

The Complaint alleges two causes of action. The first cause of action is for "Unfair Competition." The plaintiff's theory is that the Company, by allegedly not complying with state wage and hour laws, had an unfair competitive advantage against other employers who were complying with those laws. The main strategic reason that plaintiffs plead this cause of action is that the statute of limitations is four years. The second cause of action is for alleged substantive violations of the California labor code provisions governing wages, hours, and meal periods.

In this type of class action, damages are based on the number of current and former employees who were subjected to the alleged failure to comply with California meal periods, compensation for missed meal periods, and wage statement requirements. Under California law, an employee who is not "provided with an opportunity" to take a meal period is entitled to pay for one additional hour for each day that occurred. Penalties for wage statement violations are $50 for the first pay period and $100 for each subsequent pay period and are capped at $4,000 per employee. Both the meal period and wage statement penalties would apply to current and former employees going back the full four years from the date the original complaint was filed, that is since January 3, 2009.

The Company believes that for the great majority of employees that any meal period violations that may have occurred are attributable to inadequate documentation and do not involve a failure to provide meal periods.

In order to obtain class certification under California law, the plaintiff must establish: (1) the existence of a sufficiently numerous (no minimum), ascertainable class; (2) a well-defined community of interest among the class members; and (3) that proceeding as a class is superior to other methods.  Trial courts have substantial discretion in granting or denying class certification. In the circumstances, it is possible that Vega could obtain class certification. Moreover, under California law, Vega may pursue full discovery in the matter even before class certification is granted.

The Company is evaluating the merits of this case and intends to vigorously defend its interests.

The Company is involved in various other claims and litigation arising in the normal course of business. In the judgment of management, which relies in part on information from Company counsel, the ultimate resolution of these actions will not materially affect the consolidated financial statements of the Company except as described above.